Note 9 - Revolving Line of Credit and Notes Payable (Details Textual) - USD ($)			3 Months Ended	9 Months Ended
	Aug. 09, 2023	Mar. 07, 2023	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 11, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 16, 2021
Proceeds from Lines of Credit				$ 575,000	$ 0
Repayments of Lines of Credit				500,000	(0)
Premium Financing Agreement [Member]
Debt Instrument, Face Amount		$ 305,759
Debt Instrument, Interest Rate, Stated Percentage		8.75%
Debt Instrument, Periodic Payment		$ 31,815
Summit Community Bank [Member]
Repayments of Lines of Credit	$ 500,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 0
Revolving Credit Facility [Member] | Summit Community Bank Second Line[Member]
Line of Credit Facility, Maximum Borrowing Capacity					1,000,000	$ 500,000
Long-Term Line of Credit			$ 500,000	500,000
Line of Credit Facility, Remaining Borrowing Capacity			0	0	$ 1,000,000		$ 575,000
Revolving Credit Facility [Member] | Summit Community Bank Second Line[Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage					3.99%
Revolving Credit Facility [Member] | Summit Community Bank Second Line[Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage					20.00%
Revolving Credit Facility [Member] | Summit Community Bank [Member]
Debt Instrument, Interest Rate, Effective Percentage									3.25%
Proceeds from Lines of Credit			0	575,000
Repayments of Lines of Credit			$ 500,000	$ 500,000
Long-Term Line of Credit								$ 0